Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Treasury stock	56,508	122,053
Common Stock Class A
Common stock, par value	$ 0.01	$ 0.25
Common stock, shares authorized	2,000,880	2,000,880
Common stock, shares issued	1,600,880	1,600,880
Common stock, shares outstanding	1,600,880	1,600,880
Common Stock Class B
Common stock, par value	$ 0.10	$ 2.50
Common stock, shares authorized	6,194,267	6,194,267
Common stock, shares issued	3,365,560	3,076,150
Common stock, shares outstanding	3,309,052	2,954,097
Treasury stock	56,508	122,053